Note 3 - Acquisitions - Acquired Intangible Assets Useful Lives (Details)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Customer Relationships [Member] | Aljex Software, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)	13 years
Customer Relationships [Member] | Velocity Mail [Member]
Acquired intangible assets estimated useful lives (Year)	12 years
Customer Relationships [Member] | PinPoint [Member]
Acquired intangible assets estimated useful lives (Year)	9 years
Customer Relationships [Member] | ShipRush [Member]
Acquired intangible assets estimated useful lives (Year)		9 years
Customer Relationships [Member] | PCSTrac, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)		13 years
Customer Relationships [Member] | MacroPoint LLC [Member]
Acquired intangible assets estimated useful lives (Year)		12 years
Customer Relationships [Member] | Pixie Software GmbH [Member]
Acquired intangible assets estimated useful lives (Year)			9 years
Customer Relationships [Member] | Appterra LLC [Member]
Acquired intangible assets estimated useful lives (Year)			11 years
Customer Relationships [Member] | 4Solututions Information Technology [Member]
Acquired intangible assets estimated useful lives (Year)			8 years
Customer Relationships [Member] | Datamyne Inc [Member]
Acquired intangible assets estimated useful lives (Year)			9 years
Existing Technology [Member] | Aljex Software, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Existing Technology [Member] | Velocity Mail [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Existing Technology [Member] | ShipRush [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Existing Technology [Member] | PCSTrac, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Existing Technology [Member] | MacroPoint LLC [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Existing Technology [Member] | Pixie Software GmbH [Member]
Acquired intangible assets estimated useful lives (Year)			5 years
Existing Technology [Member] | Appterra LLC [Member]
Acquired intangible assets estimated useful lives (Year)			5 years
Existing Technology [Member] | 4Solututions Information Technology [Member]
Acquired intangible assets estimated useful lives (Year)			2 years
Existing Technology [Member] | Datamyne Inc [Member]
Acquired intangible assets estimated useful lives (Year)			6 years
Trade Names [Member] | Aljex Software, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)	8 years
Trade Names [Member] | Velocity Mail [Member]
Acquired intangible assets estimated useful lives (Year)	4 years
Trade Names [Member] | PinPoint [Member]
Acquired intangible assets estimated useful lives (Year)	8 years
Trade Names [Member] | ShipRush [Member]
Acquired intangible assets estimated useful lives (Year)		8 years
Trade Names [Member] | PCSTrac, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)		4 years
Trade Names [Member] | MacroPoint LLC [Member]
Acquired intangible assets estimated useful lives (Year)		8 years
Trade Names [Member] | 4Solututions Information Technology [Member]
Acquired intangible assets estimated useful lives (Year)			5 years
Trade Names [Member] | Datamyne Inc [Member]
Acquired intangible assets estimated useful lives (Year)			9 years
Noncompete Agreements [Member] | Aljex Software, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Noncompete Agreements [Member] | Velocity Mail [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Noncompete Agreements [Member] | PinPoint [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Noncompete Agreements [Member] | ShipRush [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Noncompete Agreements [Member] | PCSTrac, Inc. [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Noncompete Agreements [Member] | MacroPoint LLC [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Noncompete Agreements [Member] | Appterra LLC [Member]
Acquired intangible assets estimated useful lives (Year)			5 years
Noncompete Agreements [Member] | Datamyne Inc [Member]
Acquired intangible assets estimated useful lives (Year)			5 years